Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of basic and diluted net income (loss) per share
Potentially dilutive securities that were not included in the diluted per share calculations as of March 31, 2023 and 2022 because they would be anti-dilutive were as follows:

	March 31,
	2023	2022
Convertible preferred stock	—	27,543,266
Outstanding stock options	1,682,520	7,493,066
Convertible notes(a)	—	616,506
Legacy Movella Common stock warrants (1:1)	—	291,502
Legacy Movella Preferred stock warrants (1:1)	—	24,437
Public warrants (1:1)	6,499,961	—
Private warrants (1:1)	4,250,000	—

Total	12,432,481	35,968,777

(a)	Assumes conversion at $9.80 per share.

The following table sets forth the computation of the basic and diluted earnings per share attributable to common stockholders for the years ended December 31, 2022, and 2021 (in thousands except share and per share amounts):

	Years Ended December 31,
	2022	2021
Numerator:
Net loss from continuing operations	$(33,047)	$(18,803)
Less: Net loss from continuing operations, attributable to noncontrolling interest	632	1,300
Deemed dividends from accretion of Series D-1 preferred stock	(2,684)	(2,511)

Loss from continuing operations attributable to common stockholders	(35,099)	(20,014)
Loss from discontinued operations, net of tax	—	(156)

Net loss attributable to common stockholders	$(35,099)	$(20,170)

Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	11,285,170	9,101,819
Basic and diluted net income (loss) per share attributable to common stockholders:
Continuing operations	$(3.11)	$(2.20)
Discontinued operations	$—	$(0.02)

Net loss	$(3.11)	$(2.22)

Schedule Of Estimated Useful Lives Of Intangible Assets	The estimated use
ful lives of intangible
asset
s are as

follows:

Estimated useful lives
Developed technology	5 to 10 years
Customer relationships	2 to 3 years
Patents and trademarks	10 years
Non-compete agreements	2 years

Schedule Of Estimated Useful Lives Of Property And Equipment	The estimated useful lives of property and equipment are as follows:

Estimated useful lives

Office equipment	5 years
Computer hardware	3 to 5 years
Lab equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	2 to 5 years
Computer software	3 to 5 years
Production equipment	3 years

PATHFINDER ACQUISITION CORPORATION [Member]
Schedule of basic and diluted net income (loss) per share
The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share of ordinary shares:

	For The Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss), basic	$(173,252)	$(43,313)	$6,201,121	$1,772,180
Allocation of net income (loss), diluted	$(173,252)	$(43,313)	$6,186,773	$1,786,528
Denominator:
Basic weighted average ordinary shares outstanding	32,500,000	8,125,000	28,136,986	8,041,096
Diluted weighted average ordinary shares outstanding	32,500,000	8,125,000	28,136,986	8,125,000

Basic net income (loss) per ordinary share	$(0.01)	$(0.01)	$0.22	$0.22

Diluted net income (loss) per ordinary share	$(0.01)	$(0.01)	$0.22	$0.22